Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Leasehold improvements	Computer equipment	Furniture, fixtures and fittings	Total
	$m	$m	$m	$m
Cost
At 1 January 2024	18.1	28.8	8.5	55.4
Additions on acquisitions	—	0.1	—	0.1
Additions	5.6	5.0	1.1	11.7
Disposals	(0.1)	(0.1)	(0.1)	(0.3)
At 1 January 2025	23.6	33.8	9.5	66.9
Additions on acquisitions	7.0	0.9	1.9	9.8
Additions	4.8	6.7	1.5	13.0
Disposals	(3.6)	(0.2)	(2.2)	(6.0)
Foreign currency translation adjustment	0.3	—	—	0.3
At 31 December 2025	32.1	41.2	10.7	84.0

Depreciation
At 1 January 2024	8.3	24.7	5.8	38.8
Charge for the year	2.5	3.9	0.9	7.3
At 1 January 2025	10.8	28.6	6.7	46.1
Charge for the year	3.5	5.1	1.3	9.9
Disposals	(3.6)	(0.2)	(2.2)	(6.0)
At 31 December 2025	10.7	33.5	5.8	50.0
Net book value
At 31 December 2025	21.4	7.7	4.9	34.0
At 31 December 2024	12.8	5.2	2.8	20.8